Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Measurements from Brokers or Third Party Pricing Services
The fair value measurements provided by brokers or third-party pricing services, and not adjusted by us, are shown by fair value hierarchy level in the table below. Fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value recorded in our financial statements are not included in the following table.

	Brokers			Third-party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
December 31, 2014
Trading assets (excluding derivatives)	$—	—	—	2	105	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	19,899	5,905	—
Securities of U.S. states and political subdivisions	—	—	—	—	42,666	61
Mortgage-backed securities	—	152	—	—	135,997	133
Other debt securities (1)	—	1,035	601	—	41,933	541
Total debt securities	—	1,187	601	19,899	226,501	735
Total marketable equity securities	—	—	—	—	569	—
Total available-for-sale securities	—	1,187	601	19,899	227,070	735
Derivatives (trading and other assets)	—	1	—	—	290	—
Derivatives (liabilities)	—	(1)	—	—	(292)	—
Other liabilities	—	—	—	—	(1)	—
December 31, 2013
Trading assets (excluding derivatives)	$—	122	1	1,804	652	3
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	557	5,723	—
Securities of U.S. states and political subdivisions	—	—	—	—	39,257	63
Mortgage-backed securities	—	621	—	—	148,074	180
Other debt securities (1)	—	1,537	722	—	44,681	746
Total debt securities	—	2,158	722	557	237,735	989
Total marketable equity securities	—	—	—	—	630	—
Total available-for-sale securities	—	2,158	722	557	238,365	989
Derivatives (trading and other assets)	—	5	—	—	417	3
Derivatives (liabilities)	—	(12)	—	—	(418)	—
Other liabilities	—	(115)	—	—	(36)	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
The following two tables present the balances of assets and liabilities recorded at fair value on a recurring basis.

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2014
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	10,506	3,886	—		—		14,392
Securities of U.S. states and political subdivisions	—	1,537	7		—		1,544
Collateralized loan and other debt obligations (1)	—	274	445		—		719
Corporate debt securities	—	7,517	54		—		7,571
Mortgage-backed securities	—	16,273	—		—		16,273
Asset-backed securities	—	776	79		—		855
Equity securities	18,512	38	10		—		18,560
Total trading securities (2)	29,018	30,301	595		—		59,914
Other trading assets	—	1,398	55		—		1,453
Total trading assets (excluding derivatives)	29,018	31,699	650		—		61,367
Securities of U.S. Treasury and federal agencies	19,899	5,905	—		—		25,804
Securities of U.S. states and political subdivisions	—	42,667	2,277	(3)	—		44,944
Mortgage-backed securities:
Federal agencies	—	110,089	—		—		110,089
Residential	—	9,245	24		—		9,269
Commercial	—	16,885	109		—		16,994
Total mortgage-backed securities	—	136,219	133		—		136,352
Corporate debt securities	83	14,451	252		—		14,786
Collateralized loan and other debt obligations (4)	—	24,274	1,087	(3)	—		25,361
Asset-backed securities:
Auto loans and leases	—	31	245	(3)	—		276
Home equity loans	—	662	—		—		662
Other asset-backed securities	—	4,189	1,372	(3)	—		5,561
Total asset-backed securities	—	4,882	1,617		—		6,499
Other debt securities	—	20	—		—		20
Total debt securities	19,982	228,418	5,366		—		253,766
Marketable equity securities:
Perpetual preferred securities (5)	468	569	663	(3)	—		1,700
Other marketable equity securities	1,952	24	—		—		1,976
Total marketable equity securities	2,420	593	663		—		3,676
Total available-for-sale securities	22,402	229,011	6,029		—		257,442
Mortgages held for sale	—	13,252	2,313		—		15,565
Loans held for sale	—	1	—		—		1
Loans	—	—	5,788		—		5,788
Mortgage servicing rights (residential)	—	—	12,738		—		12,738
Derivative assets:
Interest rate contracts	27	63,306	365		—		63,698
Commodity contracts	—	7,438	23		—		7,461
Equity contracts	4,102	3,544	1,359		—		9,005
Foreign exchange contracts	65	7,339	—		—		7,404
Credit contracts	—	440	466		—		906
Other derivative contracts	—	—	—		—		—
Netting	—	—	—		(65,869)	(6)	(65,869)
Total derivative assets (7)	4,194	82,067	2,213		(65,869)		22,605
Other assets	—	—	2,593		—		2,593
Total assets recorded at fair value	55,614	356,030	32,324		(65,869)		378,099
Derivative liabilities:
Interest rate contracts	(29)	(59,958)	(72)		—		(60,059)
Commodity contracts	—	(7,680)	(22)		—		(7,702)
Equity contracts	(1,290)	(4,305)	(1,443)		—		(7,038)
Foreign exchange contracts	(60)	(7,767)	—		—		(7,827)
Credit contracts	—	(456)	(655)		—		(1,111)
Other derivative contracts	—	—	(44)		—		(44)
Netting	—	—	—		65,043	(6)	65,043
Total derivative liabilities (7)	(1,379)	(80,166)	(2,236)		65,043		(18,738)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(7,043)	(1,636)	—		—		(8,679)
Securities of U.S. states and political subdivisions	—	(26)	—		—		(26)
Corporate debt securities	—	(5,055)	—		—		(5,055)
Equity securities	(2,259)	(2)	—		—		(2,261)
Other securities	—	(73)	(6)		—		(79)
Total short sale liabilities	(9,302)	(6,792)	(6)		—		(16,100)
Other liabilities (excluding derivatives)	—	—	(28)		—		(28)
Total liabilities recorded at fair value	(10,681)	(86,958)	(2,270)		65,043		(34,866)

(1)	The entire balance only consists of collateralized loan obligations.

(2)	Net gains from trading activities recognized in the income statement for the year ended December 31, 2014 include $211 million in net unrealized gains on trading securities held at December 31, 2014.

(3)
Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(4)	Includes collateralized debt obligations of $500 million.

(5)	Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information.

(6)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(7)	Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

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(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2013
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	8,301	3,669	—		—		11,970
Securities of U.S. states and political subdivisions	—	2,043	39		—		2,082
Collateralized loan and other debt obligations (1)	—	212	541		—		753
Corporate debt securities	—	7,052	53		—		7,105
Mortgage-backed securities	—	14,608	1		—		14,609
Asset-backed securities	—	487	122		—		609
Equity securities	5,908	87	13		—		6,008
Total trading securities (2)	14,209	28,158	769		—		43,136
Other trading assets	2,694	2,487	54		—		5,235
Total trading assets (excluding derivatives)	16,903	30,645	823		—		48,371
Securities of U.S. Treasury and federal agencies	557	5,723	—		—		6,280
Securities of U.S. states and political subdivisions	—	39,322	3,214	(3)	—		42,536
Mortgage-backed securities:
Federal agencies	—	117,591	—		—		117,591
Residential	—	12,389	64		—		12,453
Commercial	—	18,609	138		—		18,747
Total mortgage-backed securities	—	148,589	202		—		148,791
Corporate debt securities	113	20,833	281		—		21,227
Collateralized loan and other debt obligations (4)	—	18,739	1,420	(3)	—		20,159
Asset-backed securities:
Auto loans and leases	—	21	492	(3)	—		513
Home equity loans	—	843	—		—		843
Other asset-backed securities	—	6,577	1,657	(3)	—		8,234
Total asset-backed securities	—	7,441	2,149		—		9,590
Other debt securities	—	39	—		—		39
Total debt securities	670	240,686	7,266		—		248,622
Marketable equity securities:
Perpetual preferred securities (5)	508	628	729	(3)	—		1,865
Other marketable equity securities	1,511	9	—		—		1,520
Total marketable equity securities	2,019	637	729		—		3,385
Total available-for-sale securities	2,689	241,323	7,995		—		252,007
Mortgages held for sale	—	11,505	2,374		—		13,879
Loans held for sale	—	1	—		—		1
Loans	—	272	5,723		—		5,995
Mortgage servicing rights (residential)	—	—	15,580		—		15,580
Derivative assets:
Interest rate contracts	36	55,466	344		—		55,846
Commodity contracts	—	2,667	6		—		2,673
Equity contracts	1,522	4,221	2,081		—		7,824
Foreign exchange contracts	44	4,789	10		—		4,843
Credit contracts	—	782	719		—		1,501
Other derivative contracts	—	—	13		—		13
Netting	—	—	—		(56,894)	(6)	(56,894)
Total derivative assets (7)	1,602	67,925	3,173		(56,894)		15,806
Other assets	—	—	1,503		—		1,503
Total assets recorded at fair value	21,194	351,671	37,171		(56,894)		353,142
Derivative liabilities:
Interest rate contracts	(26)	(56,128)	(384)		—		(56,538)
Commodity contracts	—	(2,587)	(16)		—		(2,603)
Equity contracts	(449)	(5,218)	(2,127)		—		(7,794)
Foreign exchange contracts	(75)	(4,432)	(1)		—		(4,508)
Credit contracts	—	(806)	(1,094)		—		(1,900)
Other derivative contracts	—	—	(16)		—		(16)
Netting	—	—	—		63,739	(6)	63,739
Total derivative liabilities (7)	(550)	(69,171)	(3,638)		63,739		(9,620)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(4,311)	(2,063)	—		—		(6,374)
Securities of U.S. states and political subdivisions	—	(24)	—		—		(24)
Corporate debt securities	—	(4,683)	—		—		(4,683)
Equity securities	(1,788)	(48)	—		—		(1,836)
Other securities	—	(95)	—		—		(95)
Total short sale liabilities	(6,099)	(6,913)	—		—		(13,012)
Other liabilities (excluding derivatives)	—	—	(39)		—		(39)
Total liabilities recorded at fair value	(6,649)	(76,084)	(3,677)		63,739		(22,671)

(1)	Includes collateralized debt obligations of $2 million.

(2)
Net gains from trading activities recognized in the income statement for the year ended December 31, 2013 include $(29) million in net unrealized losses on trading securities held at December 31, 2013.

(3)
Balances consist of securities that are predominantly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(4)	Includes collateralized debt obligations of $693 million.

(5)	Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information.

(6)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(7)	Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

Fair Value, Transfers Between Fair Value Levels
Transfers into and out of Level 1, Level 2, and Level 3 for the periods presented are provided within the following table. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.

	Transfers Between Fair Value Levels
	Level 1		Level 2		Level 3 (1)
(in millions)	In	Out	In	Out	In	Out	Total
Year ended December 31, 2014
Trading assets (excluding derivatives)	$—	(11)	70	(31)	31	(59)	—
Available-for-sale securities	—	(8)	370	(148)	148	(362)	—
Mortgages held for sale	—	—	229	(440)	440	(229)	—
Loans	—	—	49	(270)	270	(49)	—
Net derivative assets and liabilities (2)	—	—	(134)	20	(20)	134	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$—	(19)	584	(869)	869	(565)	—
Year ended December 31, 2013
Trading assets (excluding derivatives) (3)	$—	(242)	535	(56)	52	(289)	—
Available-for-sale securities (3)(4)	17	—	12,830	(117)	100	(12,830)	—
Mortgages held for sale	—	—	343	(336)	336	(343)	—
Loans	—	—	193	—	—	(193)	—
Net derivative assets and liabilities (2)	—	—	(142)	13	(13)	142	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$17	(242)	13,759	(496)	475	(13,513)	—
Year ended December 31, 2012
Trading assets (excluding derivatives)	$23	—	16	(37)	14	(16)	—
Available-for-sale securities (5)	8	—	9,832	(68)	60	(9,832)	—
Mortgages held for sale	—	—	298	(488)	488	(298)	—
Loans (6)	—	—	41	(5,851)	5,851	(41)	—
Net derivative assets and liabilities	—	—	51	8	(8)	(51)	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$31	—	10,238	(6,436)	6,405	(10,238)	—

(1)	All transfers in and out of Level 3 are disclosed within the recurring Level 3 rollforward table in this Note.

(2)
Consists of net derivative liabilities that were transferred from Level 3 to Level 2 due to increased observable market data. Also includes net derivative liabilities that were transferred from Level 2 to Level 3 due to a decrease in observable market data.

(3)
Consists of $231 million of collateralized loan obligations classified as trading assets and $12.5 billion classified as available-for-sale securities that we transferred from Level 3 to Level 2 in 2013 as a result of increased observable market data in the valuation of such instruments.

(4)
Transfers out of available-for-sale securities classified as Level 3 exclude $6.0 billion in asset-backed securities that were transferred from the available-for-sale portfolio to held-to-maturity securities.

(5)
Includes $9.4 billion of securities of U.S. states and political subdivisions that we transferred from Level 3 to Level 2 as a result of increased observable market data in the valuation of such instruments. This transfer was done in conjunction with a change in our valuation technique from an internal model based upon unobservable inputs to third-party vendor pricing based upon market observable data.

(6)
Consists of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions. We transferred the loans from Level 2 to Level 3 due to decreased market activity and visibility to significant trades of the same or similar products. As a result, we changed our valuation technique from an internal model based on market observable data to an internal discounted cash flow model based on unobservable inputs.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2012 are summarized as follows:

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2012
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$53	3	—	(10)	—	—	46	—
Collateralized loan and other debt obligations	1,582	(191)	—	(649)	—	—	742	(47)
Corporate debt securities	97	—	—	(45)	—	—	52	(3)
Mortgage-backed securities	108	8	—	(110)	—	—	6	2
Asset-backed securities	190	48	—	(98)	14	(16)	138	23
Equity securities	4	—	—	(1)	—	—	3	—
Total trading securities	2,034	(132)	—	(913)	14	(16)	987	(25)
Other trading assets	115	(39)	—	—	—	—	76	(19)
Total trading assets (excluding derivatives)	2,149	(171)	—	(913)	14	(16)	1,063	(44)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	11,516	10	160	1,347	—	(9,402)	3,631	—
Mortgage-backed securities:
Residential	61	12	16	50	29	(74)	94	(1)
Commercial	232	(56)	57	(30)	—	—	203	(56)
Total mortgage-backed securities	293	(44)	73	20	29	(74)	297	(57)
Corporate debt securities	295	20	19	(20)	1	(41)	274	—
Collateralized loan and other debt obligations	8,599	135	514	3,940	—	—	13,188	—
Asset-backed securities:
Auto loans and leases	6,641	3	3	(726)	—	—	5,921	—
Home equity loans	282	15	14	(3)	29	(286)	51	(1)
Other asset-backed securities	2,863	(29)	148	329	1	(29)	3,283	(6)
Total asset-backed securities	9,786	(11)	165	(400)	30	(315)	9,255	(7)
Total debt securities	30,489	110	931	4,887	60	(9,832)	26,645	(64)	(4)
Marketable equity securities:
Perpetual preferred securities	1,344	91	(30)	(611)	—	—	794	—
Other marketable equity securities	23	2	(16)	(9)	—	—	—	—
Total marketable equity securities	1,367	93	(46)	(620)	—	—	794	—	(5)
Total available-for-sale securities	31,856	203	885	4,267	60	(9,832)	27,439	(64)
Mortgages held for sale	3,410	(42)	—	(308)	488	(298)	3,250	(30)	(6)
Loans	23	43	—	145	5,851	(41)	6,021	43	(6)
Mortgage servicing rights (residential) (7)	12,603	(5,954)	—	4,889	—	—	11,538	(2,893)	(6)
Net derivative assets and liabilities:
Interest rate contracts	609	7,397	—	(7,349)	—	2	659	562
Commodity contracts	—	78	—	(50)	(8)	1	21	40
Equity contracts	(75)	(11)	—	18	—	(54)	(122)	(16)
Foreign exchange contracts	(7)	23	—	5	—	—	21	30
Credit contracts	(1,998)	38	—	810	—	—	(1,150)	41
Other derivative contracts	(117)	40	(1)	—	—	—	(78)	—
Total derivative contracts	(1,588)	7,565	(1)	(6,566)	(8)	(51)	(649)	657	(8)
Other assets	244	(21)	—	(61)	—	—	162	(8)	(3)
Short sale liabilities	—	—	—	—	—	—	—	—	(3)
Other liabilities (excluding derivatives)	(44)	(43)	—	38	—	—	(49)	—	(6)

(1)	See next page for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the change in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities and other noninterest income in the income statement.
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014, are summarized as follows:

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2014
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$39	1	—	(2)	—	(31)	7	—
Collateralized loan and other debt obligations	541	36	—	(121)	4	(15)	445	(48)
Corporate debt securities	53	—	—	(21)	26	(4)	54	1
Mortgage-backed securities	1	—	—	2	—	(3)	—	—
Asset-backed securities	122	32	—	(70)	—	(5)	79	32
Equity securities	13	—	—	(3)	—	—	10	—
Total trading securities	769	69	—	(215)	30	(58)	595	(15)
Other trading assets	54	(10)	—	11	1	(1)	55	(1)
Total trading assets (excluding derivatives)	823	59	—	(204)	31	(59)	650	(16)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	3,214	21	(86)	(569)	59	(362)	2,277	(2)
Mortgage-backed securities:
Residential	64	11	(5)	(46)	—	—	24	—
Commercial	138	9	(1)	(37)	—	—	109	(4)
Total mortgage-backed securities	202	20	(6)	(83)	—	—	133	(4)
Corporate debt securities	281	25	(25)	(29)	—	—	252	—
Collateralized loan and other debt obligations	1,420	117	(47)	(403)	—	—	1,087	(2)
Asset-backed securities:
Auto loans and leases	492	—	(33)	(214)	—	—	245	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,657	5	(6)	(373)	89	—	1,372	—
Total asset-backed securities	2,149	5	(39)	(587)	89	—	1,617	—
Total debt securities	7,266	188	(203)	(1,671)	148	(362)	5,366	(8)	(4)
Marketable equity securities:
Perpetual preferred securities	729	8	(29)	(45)	—	—	663	—
Other marketable equity securities	—	4	—	(4)	—	—	—	—
Total marketable equity securities	729	12	(29)	(49)	—	—	663	—	(5)
Total available-for-sale securities	7,995	200	(232)	(1,720)	148	(362)	6,029	(8)
Mortgages held for sale	2,374	4	—	(276)	440	(229)	2,313	7	(6)
Loans	5,723	(52)	—	(104)	270	(49)	5,788	(32)	(6)
Mortgage servicing rights (residential) (7)	15,580	(4,031)	—	1,189	—	—	12,738	(2,122)	(6)
Net derivative assets and liabilities:
Interest rate contracts	(40)	1,588	—	(1,255)	—	—	293	317
Commodity contracts	(10)	(21)	—	(2)	(3)	37	1	(1)
Equity contracts	(46)	96	—	(214)	(17)	97	(84)	(42)
Foreign exchange contracts	9	5	—	(14)	—	—	—	—
Credit contracts	(375)	26	—	160	—	—	(189)	(38)
Other derivative contracts	(3)	(41)	—	—	—	—	(44)	(40)
Total derivative contracts	(465)	1,653	—	(1,325)	(20)	134	(23)	196	(8)
Other assets	1,503	514	—	576	—	—	2,593	(8)	(3)
Short sale liabilities	—	1	—	(7)	—	—	(6)	1	(3)
Other liabilities (excluding derivatives)	(39)	(10)	—	21	—	—	(28)	(1)	(6)

(1)	See next page for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013, are summarized as follows:

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2013
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$46	3	—	(10)	—	—	39	—
Collateralized loan and other debt obligations	742	67	—	(37)	—	(231)	541	(33)
Corporate debt securities	52	9	—	(1)	13	(20)	53	6
Mortgage-backed securities	6	1	—	9	—	(15)	1	1
Asset-backed securities	138	16	—	(35)	25	(22)	122	15
Equity securities	3	—	—	(3)	13	—	13	—
Total trading securities	987	96	—	(77)	51	(288)	769	(11)
Other trading assets	76	(22)	—	—	1	(1)	54	(8)
Total trading assets (excluding derivatives)	1,063	74	—	(77)	52	(289)	823	(19)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	3,631	11	(85)	(182)	53	(214)	3,214	—
Mortgage-backed securities:
Residential	94	17	(1)	(40)	—	(6)	64	—
Commercial	203	(13)	28	(58)	—	(22)	138	(8)
Total mortgage-backed securities	297	4	27	(98)	—	(28)	202	(8)
Corporate debt securities	274	10	(10)	(13)	23	(3)	281	—
Collateralized loan and other debt obligations	13,188	8	124	625	—	(12,525)	1,420	—
Asset-backed securities:
Auto loans and leases	5,921	(1)	(34)	(1,067)	—	(4,327)	492	—
Home equity loans	51	3	(1)	(5)	—	(48)	—	—
Other asset-backed securities	3,283	27	19	31	24	(1,727)	1,657	(7)
Total asset-backed securities	9,255	29	(16)	(1,041)	24	(6,102)	2,149	(7)	(4)
Total debt securities	26,645	62	40	(709)	100	(18,872)	7,266	(15)	(5)
Marketable equity securities:
Perpetual preferred securities	794	10	(2)	(73)	—	—	729	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	794	10	(2)	(73)	—	—	729	—	(6)
Total available-for-sale securities	27,439	72	38	(782)	100	(18,872)	7,995	(15)
Mortgages held for sale	3,250	5	—	(874)	336	(343)	2,374	(74)	(7)
Loans	6,021	(211)	—	106	—	(193)	5,723	(178)	(7)
Mortgage servicing rights (residential) (8)	11,538	1,156	—	2,886	—	—	15,580	3,398	(7)
Net derivative assets and liabilities:
Interest rate contracts	659	(662)	—	(39)	—	2	(40)	(186)
Commodity contracts	21	—	—	(66)	(1)	36	(10)	(19)
Equity contracts	(122)	(151)	—	137	(14)	104	(46)	48
Foreign exchange contracts	21	(15)	—	1	2	—	9	(8)
Credit contracts	(1,150)	(30)	—	805	—	—	(375)	345
Other derivative contracts	(78)	75	—	—	—	—	(3)	—
Total derivative contracts	(649)	(783)	—	838	(13)	142	(465)	180	(9)
Other assets	162	315	—	1,026	—	—	1,503	(2)	(3)
Short sale liabilities	—	—	—	—	—	—	—	—	(3)
Other liabilities (excluding derivatives)	(49)	3	—	7	—	—	(39)	5	(7)

(1)	See next page for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Level 3 transfers out include $6.0 billion in asset-backed securities that were transferred from the available-for-sale portfolio to held-to-maturity securities.

(5)	Included in net gains (losses) from debt securities in the income statement.

(6)	Included in net gains (losses) from equity investments in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(9)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation Detail
The following table presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014.

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2014
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$10	(12)	—	—	(2)
Collateralized loan and other debt obligations	1,057	(1,174)	—	(4)	(121)
Corporate debt securities	85	(106)	—	—	(21)
Mortgage-backed securities	3	(1)	—	—	2
Asset-backed securities	17	(47)	—	(40)	(70)
Equity securities	—	—	—	(3)	(3)
Total trading securities	1,172	(1,340)	—	(47)	(215)
Other trading assets	11	(1)	1	—	11
Total trading assets (excluding derivatives)	1,183	(1,341)	1	(47)	(204)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	73	(144)	336	(834)	(569)
Mortgage-backed securities:
Residential	—	(44)	—	(2)	(46)
Commercial	—	(31)	—	(6)	(37)
Total mortgage-backed securities	—	(75)	—	(8)	(83)
Corporate debt securities	21	(32)	10	(28)	(29)
Collateralized loan and other debt obligations	134	(34)	—	(503)	(403)
Asset-backed securities:
Auto loans and leases	—	—	—	(214)	(214)
Home equity loans	—	—	—	—	—
Other asset-backed securities	117	(16)	522	(996)	(373)
Total asset-backed securities	117	(16)	522	(1,210)	(587)
Total debt securities	345	(301)	868	(2,583)	(1,671)
Marketable equity securities:
Perpetual preferred securities	—	—	—	(45)	(45)
Other marketable equity securities	—	(4)	—	—	(4)
Total marketable equity securities	—	(4)	—	(45)	(49)
Total available-for-sale securities	345	(305)	868	(2,628)	(1,720)
Mortgages held for sale	208	(276)	167	(375)	(276)
Loans	76	—	438	(618)	(104)
Mortgage servicing rights (residential)	—	(7)	1,196	—	1,189
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,255)	(1,255)
Commodity contracts	—	—	—	(2)	(2)
Equity contracts	—	(116)	—	(98)	(214)
Foreign exchange contracts	—	—	—	(14)	(14)
Credit contracts	3	(2)	—	159	160
Other derivative contracts	—	—	—	—	—
Total derivative contracts	3	(118)	—	(1,210)	(1,325)
Other assets	608	(1)	—	(31)	576
Short sale liabilities	20	(27)	—	—	(7)
Other liabilities (excluding derivatives)	—	—	—	21	21
The following table presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2012.

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2012
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$85	(95)	—	—	(10)
Collateralized loan and other debt obligations	829	(1,478)	—	—	(649)
Corporate debt securities	192	(237)	—	—	(45)
Mortgage-backed securities	49	(159)	—	—	(110)
Asset-backed securities	116	(169)	—	(45)	(98)
Equity securities	1	(2)	—	—	(1)
Total trading securities	1,272	(2,140)	—	(45)	(913)
Other trading assets	—	—	—	—	—
Total trading assets (excluding derivatives)	1,272	(2,140)	—	(45)	(913)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	1,847	(37)	1,011	(1,474)	1,347
Mortgage-backed securities:
Residential	86	(34)	—	(2)	50
Commercial	39	—	—	(69)	(30)
Total mortgage-backed securities	125	(34)	—	(71)	20
Corporate debt securities	26	(37)	—	(9)	(20)
Collateralized loan and other debt obligations	5,608	(185)	—	(1,483)	3,940
Asset-backed securities:
Auto loans and leases	3,004	—	666	(4,396)	(726)
Home equity loans	—	(2)	—	(1)	(3)
Other asset-backed securities	2,074	(159)	1,401	(2,987)	329
Total asset-backed securities	5,078	(161)	2,067	(7,384)	(400)
Total debt securities	12,684	(454)	3,078	(10,421)	4,887
Marketable equity securities:
Perpetual preferred securities	—	—	—	(611)	(611)
Other marketable equity securities	—	(8)	—	(1)	(9)
Total marketable equity securities	—	(8)	—	(612)	(620)
Total available-for-sale securities	12,684	(462)	3,078	(11,033)	4,267
Mortgages held for sale	441	—	—	(749)	(308)
Loans	2	—	257	(114)	145
Mortgage servicing rights (residential)	—	(293)	5,182	—	4,889
Net derivative assets and liabilities:
Interest rate contracts	11	—	—	(7,360)	(7,349)
Commodity contracts	—	(2)	—	(48)	(50)
Equity contracts	386	(375)	1	6	18
Foreign exchange contracts	2	(3)	—	6	5
Credit contracts	(6)	3	—	813	810
Other derivative contracts	—	—	—	—	—
Total derivative contracts	393	(377)	1	(6,583)	(6,566)
Other assets	19	(8)	—	(72)	(61)
Short sale liabilities	9	(9)	—	—	—
Other liabilities (excluding derivatives)	(3)	11	(216)	246	38
The following table presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013.

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2013
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$127	(136)	—	(1)	(10)
Collateralized loan and other debt obligations	1,030	(1,064)	—	(3)	(37)
Corporate debt securities	117	(117)	—	(1)	(1)
Mortgage-backed securities	429	(420)	—	—	9
Asset-backed securities	53	(45)	—	(43)	(35)
Equity securities	—	(3)	—	—	(3)
Total trading securities	1,756	(1,785)	—	(48)	(77)
Other trading assets	—	—	—	—	—
Total trading assets (excluding derivatives)	1,756	(1,785)	—	(48)	(77)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	—	(69)	648	(761)	(182)
Mortgage-backed securities:
Residential	—	(37)	—	(3)	(40)
Commercial	—	(1)	—	(57)	(58)
Total mortgage-backed securities	—	(38)	—	(60)	(98)
Corporate debt securities	—	—	20	(33)	(13)
Collateralized loan and other debt obligations	1,008	(14)	—	(369)	625
Asset-backed securities:
Auto loans and leases	1,751	—	1,047	(3,865)	(1,067)
Home equity loans	—	(5)	—	—	(5)
Other asset-backed securities	1,164	(36)	1,116	(2,213)	31
Total asset-backed securities	2,915	(41)	2,163	(6,078)	(1,041)
Total debt securities	3,923	(162)	2,831	(7,301)	(709)
Marketable equity securities:
Perpetual preferred securities	—	(20)	—	(53)	(73)
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	(20)	—	(53)	(73)
Total available-for-sale securities	3,923	(182)	2,831	(7,354)	(782)
Mortgages held for sale	286	(574)	—	(586)	(874)
Loans	23	—	452	(369)	106
Mortgage servicing rights (residential)	—	(583)	3,469	—	2,886
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(39)	(39)
Commodity contracts	—	—	—	(66)	(66)
Equity contracts	—	(148)	—	285	137
Foreign exchange contracts	—	—	—	1	1
Credit contracts	7	(5)	(4)	807	805
Other derivative contracts	—	—	—	—	—
Total derivative contracts	7	(153)	(4)	988	838
Other assets	1,064	(2)	—	(36)	1,026
Short sale liabilities	8	(8)	—	—	—
Other liabilities (excluding derivatives)	—	—	(4)	11	7

Fair Value, Assets and Liabilities Measured on Recurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs
The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities that are valued using fair values obtained from third-party vendors are not included in the table as the specific inputs applied are not provided by the vendor (see discussion regarding vendor-developed valuations within the “Level 3 Asset and Liability Valuation Processes” section previously within this Note). In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average (1)
December 31, 2014
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$1,900		Discounted cash flow	Discount rate	0.4	-	5.6%		1.5
	61		Vendor priced
Auction rate securities and other municipal bonds	323		Discounted cash flow	Discount rate	1.5	-	7.6		3.9
				Weighted average life	1.3	-	19.4	yrs	6.4
Collateralized loan and other debt obligations (2)	565		Market comparable pricing	Comparability adjustment	(53.9)	-	25.0%		0.9
	967		Vendor priced
Asset-backed securities:
Auto loans and leases	245		Discounted cash flow	Discount rate	0.4	-	0.4		0.4
Other asset-backed securities:
Diversified payment rights (3)	661		Discounted cash flow	Discount rate	0.9	-	7.1		2.9
Other commercial and consumer	750	(4)	Discounted cash flow	Discount rate	1.9	-	21.5		5.0
				Weighted average life	1.6	-	10.7	yrs	4.0
	40		Vendor priced
Marketable equity securities: perpetual preferred	663	(5)	Discounted cash flow	Discount rate	4.1	-	9.3%		6.6
				Weighted average life	1.0	-	11.8	yrs	9.7
Mortgages held for sale (residential)	2,235		Discounted cash flow	Default rate	0.4	-	15.0%		2.6
				Discount rate	1.1	-	7.7		5.2
				Loss severity	0.1	-	26.4		18.3
				Prepayment rate	2.0	-	15.5		8.1
	78		Market comparable pricing	Comparability adjustment	(93.0)	-	10.0		(30.0)
Loans	5,788	(6)	Discounted cash flow	Discount rate	0.0	-	3.8		3.1
				Prepayment rate	0.6	-	100.0		11.2
				Utilization rate	0.0	-	1.0		0.4
Mortgage servicing rights (residential)	12,738		Discounted cash flow	Cost to service per loan (7)	$86	-	683		179
				Discount rate	5.9	-	16.9%		7.6
				Prepayment rate (8)	8.0	-	22.0		12.5
Net derivative assets and (liabilities):
Interest rate contracts	196		Discounted cash flow	Default rate	0.00	-	0.02		0.01
				Loss severity	50.0	-	50.0		50.0
Interest rate contracts: derivative loan commitments	97		Discounted cash flow	Fall-out factor	1.0	-	99.0		24.5
				Initial-value servicing	(31.1)	-	113.3	bps	46.5
Equity contracts	162		Discounted cash flow	Conversion factor	(11.2)	-	0.0%		(8.4)
				Weighted average life	1.0	-	2.0	yrs	1.3
	(246)		Option model	Correlation factor	(56.0)	-	96.3%		42.1
				Volatility factor	8.3	-	80.9		28.3
Credit contracts	(192)		Market comparable pricing	Comparability adjustment	(28.6)	-	26.3		1.8
	3		Option model	Credit spread	0.0	-	17.0		0.9
				Loss severity	11.5	-	72.5		48.7

Other assets: nonmarketable equity investments	2,512		Market comparable pricing	Comparability adjustment	(19.7)	-	(4.0)		(14.7)

Insignificant Level 3 assets, net of liabilities	507	(9)
Total level 3 assets, net of liabilities	$30,054	(10)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $500 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Consists primarily of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.

(5)	Consists of auction rate preferred equity securities with no maturity date that are callable by the issuer.

(6)	Consists predominantly of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions.

(7)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $86 - $270.

(8)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(9)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other marketable equity securities, other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts and other derivative contracts.

(10)	Consists of total Level 3 assets of $32.3 billion and total Level 3 liabilities of $2.3 billion, before netting of derivative balances.

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average (1)
December 31, 2013
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	2,739		Discounted cash flow	Discount rate	0.4	-	6.4%		1.4
	63		Vendor priced
Auction rate securities and other municipal bonds	451		Discounted cash flow	Discount rate	0.4	-	12.3		4.6
				Weighted average life	1.4	-	13.0	yrs	4.4
Collateralized loan and other debt obligations (2)	612		Market comparable pricing	Comparability adjustment	(12.0)	-	23.3%		8.5
	1,349		Vendor priced
Asset-backed securities:
Auto loans and leases	492		Discounted cash flow	Discount rate	0.6	-	0.9		0.8
				Weighted average life	1.4	-	1.6	yrs	1.5
Other asset-backed securities:
Diversified payment rights (3)	757		Discounted cash flow	Discount rate	1.4	-	4.7%		3.0
Other commercial and consumer	944	(4)	Discounted cash flow	Discount rate	0.6	-	21.2		4.0
				Weighted average life	0.6	-	7.6	yrs	2.2
	78		Vendor priced
Marketable equity securities: perpetual preferred	729	(5)	Discounted cash flow	Discount rate	4.8	-	8.3%		7.4
				Weighted average life	1.0	-	15.0	yrs	12.2
Mortgages held for sale (residential)	2,374		Discounted cash flow	Default rate	0.6	-	12.4%		2.8
				Discount rate	3.8	-	7.9		5.5
				Loss severity	1.3	-	32.5		21.5
				Prepayment rate	2.0	-	9.9		5.4
Loans	5,723	(6)	Discounted cash flow	Discount rate	2.4	-	3.9		3.3
				Prepayment rate	3.3	-	37.8		12.2
				Utilization rate	0.0	-	2.0		0.8
Mortgage servicing rights (residential)	15,580		Discounted cash flow	Cost to service per loan (7)	$86	-	773		191
				Discount rate	5.4	-	11.2%		7.8
				Prepayment rate (8)	7.5	-	19.4		10.7
Net derivative assets and (liabilities):
Interest rate contracts	(14)		Discounted cash flow	Default rate	0.0	-	16.5		5.0
				Loss severity	44.9	-	50.0		50.0
				Prepayment rate	11.1	-	15.6		15.6
Interest rate contracts: derivative loan commitments	(26)		Discounted cash flow	Fall-out factor	1.0	-	99.0		21.8
				Initial-value servicing	(21.5)	-	81.6	bps	32.6
Equity contracts	199		Discounted cash flow	Conversion factor	(18.4)	-	0.0%		(14.1)
				Weighted average life	0.3	-	3.3	yrs	1.8
	(245)		Option model	Correlation factor	(5.3)	-	87.6%		72.2
				Volatility factor	6.8	-	81.2		25.4
Credit contracts	(378)		Market comparable pricing	Comparability adjustment	(31.3)	-	30.4		(0.1)
	3		Option model	Credit spread	0.0	-	12.2		0.7
				Loss severity	10.5	-	72.5		47.4

Other assets: nonmarketable equity investments	1,386		Market comparable pricing	Comparability adjustment	(30.6)	-	(5.4)		(21.9)

Insignificant Level 3 assets, net of liabilities	678	(9)
Total level 3 assets, net of liabilities	$33,494	(10)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $695 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Consists primarily of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.

(5)	Consists of auction rate preferred equity securities with no maturity date that are callable by the issuer.

(6)	Consists predominantly of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions.

(7)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $86 - $302.

(8)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(9)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, asset-backed securities backed by home equity loans, other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and other derivative contracts.

(10)	Consists of total Level 3 assets of $37.2 billion and total Level 3 liabilities of $3.7 billion, before netting of derivative balances.

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis
The following table provides the fair value hierarchy and carrying amount of all assets that were still held as of December 31, 2014, and 2013, and for which a nonrecurring fair adjustment was recorded during the years then ended.

	December 31, 2014				December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages held for sale (LOCOM) (1)	$—	2,197	1,098	3,295	—	1,126	893	2,019
Loans held for sale	—	—	—	—	—	14	—	14
Loans:
Commercial	—	243	—	243	—	414	—	414
Consumer	—	2,018	5	2,023	—	3,690	7	3,697
Total loans (2)	—	2,261	5	2,266	—	4,104	7	4,111
Other assets (3)	—	417	460	877	—	445	740	1,185

(1)	Mostly real estate 1-4 family first mortgage loans.

(2)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.

(3)	Includes the fair value of foreclosed real estate, other collateral owned and nonmarketable equity investments.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis
The following table presents the increase (decrease) in value of certain assets for which a nonrecurring fair value adjustment has been recognized during the periods presented.

	Year ended December 31,
(in millions)	2014	2013
Mortgages held for sale (LOCOM)	$33	(23)
Loans held for sale	—	(1)
Loans:
Commercial	(125)	(216)
Consumer (1)	(1,336)	(2,050)
Total loans	(1,461)	(2,266)
Other assets (2)	(341)	(214)
Total	$(1,769)	(2,504)

(1)	Represents write-downs of loans based on the appraised value of the collateral.

(2)
Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets. Also includes impairment losses on nonmarketable equity investments.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs
The table below provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a nonrecurring basis for which we use an internal model.
We have excluded from the table classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2014
Residential mortgages held for sale (LOCOM)	$1,098	(3)	Discounted cash flow	Default rate	(5)	0.9	-	3.8%	2.1%
				Discount rate		1.5	-	8.5	3.6
				Loss severity		0.0	-	29.8	3.8
				Prepayment rate	(6)	2.0	-	100.0	65.5
Other assets: private equity fund investments (4)	171		Market comparable pricing	Comparability adjustment		6.0	-	6.0	6.0
Insignificant level 3 assets	294
Total	1,563
December 31, 2013
Residential mortgages held for sale (LOCOM)	$893	(3)	Discounted cash flow	Default rate	(5)	1.2	-	4.4%	2.7%
				Discount rate		4.3	-	12.0	10.9
				Loss severity		1.6	-	48.2	5.2
				Prepayment rate	(6)	2.0	-	100.0	67.2
Other assets: private equity fund investments (4)	505		Market comparable pricing	Comparability adjustment		4.6	-	4.6	4.6
Insignificant level 3 assets	242
Total	1,640

(1)	Refer to the narrative following the recurring quantitative Level 3 table of this Note for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MHFS, weighted averages are calculated using outstanding unpaid principal balance of the loans.

(3)
Consists of $1.0 billion and $825 million government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitization, at December 31, 2014 and 2013,respectively and $78 million and $68 million of other mortgage loans that are not government insured/guaranteed at December 31, 2014 and 2013, respectively.

(4)	Represents a single investment. For additional information, see the “Alternative Investments” section in this Note.

(5)	Applies only to non-government insured/guaranteed loans.

(6)	Includes the impact on prepayment rate of expected defaults for the government insured/guaranteed loans, which impacts the frequency and timing of early resolution of loans.

Fair Value Investments in Entities that Calculate Net Asset Value Per Share
The following table summarizes our investments in various types of funds for which we use net asset values (NAVs) per share as a practical expedient to measure fair value on recurring and nonrecurring bases. The investments are included in trading assets, available-for-sale securities, and other assets. The table excludes those investments that are probable of being sold at an amount different from the funds’ NAVs.

(in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
December 31, 2014
Offshore funds	$125	—	Daily - Quarterly	1 - 60 days
Hedge funds	1	—	Daily - Quarterly	1-90 days
Private equity funds (1)(2)	1,313	243	N/A	N/A
Venture capital funds (2)	68	9	N/A	N/A
Total (3)	$1,507	252
December 31, 2013
Offshore funds	$308	—	Daily-Quarterly	1-180 days
Hedge funds	2	—	Monthly-Semi Annually	5-95 days
Private equity funds (1)(2)	1,496	316	N/A	N/A
Venture capital funds (2)	63	14	N/A	N/A
Total (3)	$1,869	330

N/A - Not applicable

(1)
Excludes a private equity fund investment of $171 million and $505 million at December 31, 2014, and December 31, 2013, respectively for which we recorded a nonrecurring fair value adjustment during the periods then ended. The investment is probable of being sold for an amount different from the fund’s NAV; therefore, the investment’s fair value has been estimated using recent transaction information. This investment is subject to the Volcker Rule, which includes provisions that restrict banking entities from owning interests in certain types of funds.

(2)	Includes certain investments subject to the Volcker Rule that we may have to divest.

(3)
December 31, 2014, and December 31, 2013, include $1.3 billion and $1.5 billion, respectively, of fair value for nonmarketable equity investments carried at cost for which we use NAVs as a practical expedient for determining nonrecurring fair value adjustments. The fair values of investments that had nonrecurring fair value adjustments were $108 million and $88 million at December 31, 2014, and December 31, 2013 respectively.

Fair Value Option, Carrying Amount
The following table reflects differences between the fair value carrying amount of certain assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

	December 31, 2014			December 31, 2013
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Trading assets - loans:
Total loans	$1,387	1,410	(23)	2,360	2,385	(25)
Nonaccrual loans	—	1	(1)	26	32	(6)
Mortgages held for sale:
Total loans	15,565	15,246	319	13,879	13,966	(87)
Nonaccrual loans	160	252	(92)	205	359	(154)
Loans 90 days or more past due and still accruing	27	30	(3)	39	46	(7)
Loans held for sale:
Total loans	1	10	(9)	1	9	(8)
Nonaccrual loans	1	10	(9)	1	9	(8)
Loans:
Total loans	5,788	5,527	261	5,995	5,674	321
Nonaccrual loans	367	376	(9)	188	188	—
Other assets (1)	2,512	n/a	n/a	1,386	n/a	n/a
Long-term debt	—	—	—	—	(199)	199	(2)

(1)	Consists of nonmarketable equity investments carried at fair value. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for more information.

(2)
Represents collateralized, non-recourse debt securities issued by certain of our consolidated securitization VIEs that are held by third party investors. To the extent cash flows from the underlying collateral are not sufficient to pay the unpaid principal amount of the debt, those third party investors absorb losses.

Fair Value Option, Gains and Losses
The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets and liabilities measured at fair value are shown below by income statement line item.

						Year ended December 31,
	2014			2013			2012
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income
Trading assets - loans	$—	29	4	—	40	3	—	14	1
Mortgages held for sale	2,211	—	—	2,073	—	—	8,240	—	1
Loans held for sale	—	—	—	—	—	—	—	—	21
Loans	—	—	(49)	—	—	(216)	—	—	63
Other assets	—	—	518	—	—	324	—	—	—
Long-term debt	—	—	—	—	—	—	—	—	(27)
Other interests held (1)	—	(12)	—		(15)	—	—	(42)	34

(1)	Consists of retained interests in securitizations and changes in fair value of letters of credit.

Fair Value Option, Instrument Specific Credit Risk
The following table shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

	Year ended December 31,
(in millions)	2014	2013	2012
Gains (losses) attributable to instrument-specific credit risk:
Trading assets - loans	$29	40	14
Mortgages held for sale	60	126	(124)
Loans held for sale	—	—	21
Total	$89	166	(89)

Fair Value, Estimated for Financial Instruments Not Carried at Fair Value
The table below is a summary of fair value estimates for financial instruments, excluding financial instruments recorded at fair value on a recurring basis as they are included within the Assets and Liabilities Recorded at Fair Value on a Recurring Basis table included earlier in this Note. The carrying amounts in the following table are recorded on the balance sheet under the indicated captions, except for nonmarketable equity investments, which are included in Other Assets.
We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2014
Financial assets
Cash and due from banks (1)	$19,571	19,571	—	—	19,571
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	258,429	8,991	249,438	—	258,429
Held-to-maturity securities	55,483	41,548	9,021	5,790	56,359
Mortgages held for sale (2)	3,971	—	2,875	1,098	3,973
Loans held for sale (2)	721	—	739	—	739
Loans, net (3)	832,671	—	60,052	784,786	844,838
Nonmarketable equity investments (cost method)	7,033	—	—	8,377	8,377
Financial liabilities
Deposits	1,168,310	—	1,132,845	35,566	1,168,411
Short-term borrowings (1)	63,518	—	63,518	—	63,518
Long-term debt (4)	183,934	—	174,996	10,479	185,475
December 31, 2013
Financial assets
Cash and due from banks (1)	$19,919	19,919	—	—	19,919
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	213,793	5,160	208,633	—	213,793
Held to maturity securities	12,346	—	6,205	6,042	12,247
Mortgages held for sale (2)	2,884	—	2,009	893	2,902
Loans held for sale (2)	132	—	136	—	136
Loans, net (3)	789,513	—	58,350	736,214	794,564
Nonmarketable equity investments (cost method)	6,978	—	—	8,635	8,635
Financial liabilities
Deposits	1,079,177	—	1,037,448	42,079	1,079,527
Short-term borrowings (1)	53,883	—	53,883	—	53,883
Long-term debt (4)	152,987	—	144,984	10,879	155,863

(1)	Amounts consist of financial instruments in which carrying value approximates fair value.

(2)	Balance reflects MHFS and LHFS, as applicable, other than those MHFS and LHFS for which election of the fair value option was made.

(3)
Loans exclude balances for which the fair value option was elected and also exclude lease financing with a carrying amount of $12.3 billion and $12.4 billion at December 31, 2014 and 2013 respectively.

(4)	The carrying amount and fair value exclude obligations under capital leases of $9 million and $11 million at December 31, 2014 and 2013, respectively.